Warrants and founders warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrant Disclosure [Line Items]
Reconciliation of warrants issued as equity that were outstanding during the year

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2020 are summarized in the table below:

Number of
		Number of outstanding warrants					shares which
		As of					can be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	As of 12/31/2020	subscribed
Warrants 2020	04/07/2020	—	7,475,708	(3,860,142)	—	3,615,566	3,615,566

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2021 are summarized in the table below:

Number of
		Number of outstanding warrants					shares which
		As of					can be
Type	Grant date	1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	subscribed
Warrants 2020	04/07/2020	3,615,566	—	(1,122,695)	—	2,492,871	2,492,871

BSA Warrants Issued As Equity Compensation
Warrant Disclosure [Line Items]
Characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions		IFRS2 Initial
		Number of					valuation (Black-
		warrants	Maturity	Exercise			Scholes) in
Type	Grant date	granted	date	price	Volatility	Risk-free rate	thousands of euros
Warrants 2017	07/21/2017	72,000	07/21/2021	€3.30	59.95%	-0.62%	153

Activity for warrants issued pursuant to equity compensation plans

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2020 are summarized in the table below:

		Number of outstanding warrants					Number of
							shares which can
Type	Grant date	As of 1/1/2020	Granted	Exercised	Lapsed	As of 12/31/2020	be subscribed
Warrants 2017	07/21/2017	72,000	—	—	—	72,000	72,000

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2021 are summarized in the table below:

		Number of outstanding warrants					Number of
							shares which can
Type	Grant date	As of 1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	be subscribed
Warrants 2017	07/21/2017	72,000	—	—	(72,000)	—	—

Founders share warrants
Warrant Disclosure [Line Items]
Characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics				Assumptions
								IFRS 2 Initial
		Number of						valuation (Black-
		warrants		Expected	Exercise			Scholes) in
Type	Grant date	granted	Maturity date	term	price	Volatility	Risk-free rate	thousands of euros
Founders’ warrants2017-1	07/21/2017	227,000	07/21/2021	3 years	€3.30	54.07%	-0.53%	347
Founders’ warrants2017-2	07/21/2017	127,000	07/21/2021	3 years	€3.30	57.25%	-0.65%	421
Founders’ warrants2019-1	04/03/2020	1,333,333	04/03/2026	2 years	€0.27	48.36%	-0.62%	674
Founders’ warrants2019-2	04/03/2020	666,667	04/03/2026	4 years	€0.27	53.32%	-0.56%	356
Founders’ warrants2020-1	12/22/2020	999,393	12/22/2026	2 years	€0.47	57.80%	-0.77%	508
Founders’ warrants2020-2	12/22/2020	499,696	12/22/2026	4 years	€0.47	57.91%	-0.77%	284
Founders’ warrants2021-1	09/15/2021	2,919,415	09/15/2027	1 year	€0.73	79.11%	-0.73%	677
Founders’ warrants2021-2	09/15/2021	1,459,707	09/15/2027	2 years	€0.73	106.04%	-0.75%	595

Activity for warrants issued pursuant to equity compensation plans

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2020 are summarized in the table below:

							Number of
		Number of outstanding warrants					shares which
							can be
Type	Grant date	At 1/1/2020	Granted	Exercised	Lapsed	At 31/12/2020	subscribed
Founders’ warrants2017-1	07/21/2017	148,000	—	—	—	148,000	148,000
Founders’ warrants2017-2	07/21/2017	74,000	—	(2,152)	(9,000)	62,848	62,848
Founders’ warrants2019-1	04/03/2020	—	1,333,333	(313,417)	(8,607)	1,011,309	1,011,309
Founders’ warrants2019-2	04/03/2020	—	666,667	—	(4,304)	662,363	662,363
Founders’ warrants2020-1	12/22/2020	—	999,393	—	—	999,393	999,393
Founders’ warrants2020-2	12/22/2020	—	499,696	—	—	499,696	499,696
Total		222,000	3,499,089	(315,569)	(21,911)	3,383,609	3,383,609

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2021 are summarized in the table below:

		Number of outstanding warrants					Number of
							shares which
							can be
Type	Grant date	At 1/1/2021	Granted	Exercised	Lapsed	At 31/12/2021	subscribed
Founders’ warrants2017-1	07/21/2017	148,000	—	—	(148,000)	—	—
Founders’ warrants2017-2	07/21/2017	62,848	—	—	(62,848)	—	—
Founders’ warrants2019-1	04/03/2020	1,011,309	—	(35,739)	(99,897)	875,673	875,673
Founders’ warrants2019-2	04/03/2020	662,363	—	(17,870)	(49,948)	594,545	594,545
Founders’ warrants2020-1	12/22/2020	999,393	—	(74,346)	(199,797)	725,250	725,250
Founders’ warrants2020-2	12/22/2020	499,696	—	(37,173)	(99,898)	362,250	362,250
Founders’ warrants2021-1	09/15/2021	—	2,919,415	—	(45,645)	2,873,769	2,873,769
Founders’ warrants2021-2	09/15/2021	—	1,459,707	—	(22,823)	1,436,885	1,436,885
Total		3,383,609	4,379,122	(165,128)	(728,856)	6,868,747	6,868,747

Vesting period for warrants

Type	Vesting period
Founders’ warrants2017-1	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders’ warrants2017-2	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders’ warrants2019-1	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants2019-2	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants2020-1	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants2020-2	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants2021-1	1/3 as of 09/15/2021 1/3 as of 09/15/2022 1/3 as of 09/15/2023
Founders’ warrants2021-2	1/3 as of 09/15/2021 1/3 as of 09/15/2022 1/3 as of 09/15/2023

Free share warrants
Warrant Disclosure [Line Items]
Characteristics and assumptions for warrants issued pursuant to equity compensation plans

Free shares

		Characteristics			Assumptions		IFRS 2 Initial
		Number of					valuation (Black-
		warrants	Maturity				Scholes) in thousands
Type	Grant date	granted	date	Exercise price	Volatility	Risk-free rate	of euros
Free shares 2020	12/22/2020	2,500,911	N/A	N/A	N/A	N/A	2,311
Free shares 2021	09/15/2021	6,631,068	N/A	N/A	N/A	N/A	4,936

Activity for warrants issued pursuant to equity compensation plans

Activity for the free shares that were outstanding during the year ended December 31, 2020 are summarized in the table below:

		Number of outstanding free shares					Number of shares
Type	Grant date	As of 1/1/2020	Granted	Exercised	Lapsed	As of 12/31/2020	which can be issued
Free shares 2020	12/22/2020	—	2,500,911	—	—	2,500,911	2,500,911
Total		—	2,500,911	—	—	2,500,911	2,500,911

Activity for the free shares that were outstanding during the year ended December 31, 2021 are summarized in the table below:

		Number of outstanding free shares					Number of shares
Type	Grant date	As of 1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	which can be issued
Free shares 2020	12/22/2020	2,500,911	—	—	—	2,500,911	2,500,911
Free shares 2021	09/15/2021	—	6,631,068	—	—	6,631,068	6,631,068
Total		2,500,911	6,631,068	—	—	9,131,979	9,131,979

Vesting period for warrants
Type	Vesting period
Free shares2020	Vesting period of 2 years followed by a holding period of 2 years
Free shares2021	Vesting period of 1 year followed by a holding period of 1 year

Share-based compensation expense

Stock based compensation expense recognized for the years ended December 31, 2020 and 2021.

(amounts in thousands of euros)

	DECEMBER 31, 2020				DECEMBER 31, 2021
		Cumulative				Cumulative
	Probable	expenses -	Expense	Cumulative		expenses -
	cost of	beginning	for the	expense to	Probable cost	beginning of	Expense for	Cumulative
Type	the plan	of period	period	date	of the plan	period	the period	expense to date
Warrants 2017	153	153	—	153	153	153	—	153
Founders’ warrants2017-1	347	347	—	347	347	347	—	347
Founders’ warrants2017-2	369	369	—	369	369	369	—	369
Founders’ warrants2019-1	674	—	447	447	640	447	124	570
Founders’ warrants2019-2	356	—	52	52	320	52	62	113
Founders’ warrants2020-1	508	—	257	257	218	257	84	341
Founders’ warrants2020-2	284	—	1	1	435	1	42	43
Founders’ warrants2021-1	—	—	—	—	838	—	339	339
Founders’ warrants2021-2	—	—	—	—	419	—	169	169
Free shares 2020	2,311	—	28	28	2,311	28	1,155	1,184
Free shares 2021	—	—	—	—	4,936	—	1,447	1,447
Sub-total			785				3,422
Social contribution (1)			2				308
Total			787				3,730
(1)	Free shares are subject to social contribution to be paid upon the issuance of the free shares at the term of the vesting period. This social contribution is recognized on a straight-line basis over the vesting period and adjusted at each closing based on the Company’s share price. This social contribution is recorded in social security liabilities (refer to Note 16.2) and amounted to €310 thousand as of December 31, 2021 and €2 thousand as of December 31, 2020 resulting in a change of €308 thousand in 2021.